Inx Token Liability (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 10, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inx Token Liability [Line Items]
Percent of the outstanding		5.50%
Company granted		$ 11,000	$ 168,000
Employees expense		$ 6	$ 29
Warrants exercised (in Shares)		2,149,210	2,534,618
Aggregate purchase amount	$ 5,000
Expenses		$ 3,775	$ 226,044	$ 161,173
Level 1 of fair value hierarchy [Member]
Inx Token Liability [Line Items]
Lock up agreement (in Dollars per share)		$ 0.4	$ 0.43